Note 5 - Related Party License Agreements (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Note 5 - Related Party License Agreements (Details) [Line Items]
Revenue from Related Parties	$ 650,000	$ 650,000	$ 3,346,374
BSC Neuro Agreement [Member]
Note 5 - Related Party License Agreements (Details) [Line Items]
Revenue from Related Parties			746,000
BSC Cardiac Agreement [Member]
Note 5 - Related Party License Agreements (Details) [Line Items]
Revenue from Related Parties				$ 13,000,000
Related Party Transaction, Deferred Revenue Recognition Period		5 years